Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Inputs to Monte Carlo Simulation for Private Placement Warrant Liability

The following table sets forth a summary of the inputs to the Monte Carlo Simulation for the Private Placement Warrant liability which are Level 3 financial liabilities that are measured at fair value on a recurring basis:

Key Inputs	June 30, 2025

Stock price	$5.89
Contractual term (years)	3.0 - 5.0
Risk-free rate	3.7 - 3.8%
Volatility(1)	94.0% - 119.0% %
Exercise Price	$6.60-$8.25
Dividend yield	0.00%